Debt Facility - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Oct. 14, 2016	Jul. 31, 2016	Feb. 29, 2016	Feb. 25, 2016	Sep. 28, 2015	Aug. 11, 2015	Nov. 30, 2014
Line Of Credit Facility [Line Items]
Loan borrowed amount	$ 3,833,000
Interest rate terms of each tranche	The interest rate for the principal balance under the Loan Agreement is the greater of (i) 8.95% plus the prime rate as reported in The Wall Street Journal minus 3.25%, and (ii) 8.95%, determined on a daily basis.
Interest rate for each tranche		8.95%
Interest rate decreases if prime rate is used		(3.25%)
Interest rate at end of period	9.45%
Final payment due on date of maturity		$ 712,500
Loan agreement payment terms	The interest rate for the principal balance under the Loan Agreement is the greater of (i) 8.95% plus the prime rate as reported in The Wall Street Journal minus 3.25%, and (ii) 8.95%, determined on a daily basis. The interest rate as of December 31, 2016 was 9.45%. Monthly payments under the Loan Agreement were interest only until July 1, 2016. On July 1, 2016, we started making monthly payments of principal and interest. Payment will continue through the scheduled maturity date of January 1, 2019.
Warrants issued to purchase shares of common stock	80,656,302				28,274,910				22,011,265
Exercise price of warrants per share					$ 0.42				$ 0.75
Warrants to Hercules [Member]
Line Of Credit Facility [Line Items]
Warrants issued to purchase shares of common stock							1,524,390
Exercise price of warrants per share							$ 0.41
Warrants, expected term	5 years
Warrants, expected volatility rate	83.00%
Warrants, risk free interest rate	1.20%
Warrants, expected dividend yield	0.00%
Amortization of debt discount	$ 400,000
Prime Rate [Member]
Line Of Credit Facility [Line Items]
Interest rate spread for each tranche		8.95%
Second Amendment [Member] | Warrants to Hercules [Member]
Line Of Credit Facility [Line Items]
Warrants issued to purchase shares of common stock						2,272,727
Exercise price of warrants per share						$ 0.275
Loan and Security Agreement [Member] | Hercules [Member]
Line Of Credit Facility [Line Items]
Secured loan amount		$ 15,000,000
Prepayment of outstanding principal				$ 10,000,000
Debt prepayment charges, option one		1.00%
Debt prepayment charges, option two		2.00%
Prepayment penalty	0
Payments of debt issuance costs	225,000
Commitment fee	$ 25,000
Loan and Security Agreement [Member] | Hercules [Member] | First Advance [Member]
Line Of Credit Facility [Line Items]
Loan borrowed amount								$ 5,000,000
Loan and Security Agreement [Member] | Hercules [Member] | Second Advance [Member]
Line Of Credit Facility [Line Items]
Loan borrowed amount							$ 10,000,000
Prepayment of outstanding principal			$ 10,000,000